Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 3,676,826	$ 257,463